FINANCIAL INVESTORS TRUST

SUPPLEMENT DATED MARCH 31, 2017 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE GRANDEUR PEAK EMERGING

MARKETS OPPORTUNITIES FUND (THE "FUND") DATED AUGUST 31, 2016

As previously disclosed on February 1, 2017, effective January 30, 2017, Spencer Stewart is no longer serving as a Portfolio Manager of the Fund. Therefore, all references to Spencer Stewart with respect to the Fund in the Prospectus and Statement of Additional Information are hereby deleted as of that date. Blake Walker and Zach Larkin will remain as Portfolio Managers of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.